CONCENTRATION OF REVENUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Medicare and Medicaid reimbursement, percent of revenue	33.00%	39.00%
Sales	$ 4,381,518	$ 3,425,721
Medicare [Member]
Revenue, Major Customer [Line Items]
Sales	544,331	476,078
Medicaid [Member]
Revenue, Major Customer [Line Items]
Sales	906,754	912,261
All Other [Member]
Revenue, Major Customer [Line Items]
Sales	$ 2,930,433	$ 2,037,382